Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

7.   Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease ROU assets and current and non-current operating lease obligation on the consolidated balance sheets. Finance lease ROU assets are included in property and equipment, net, and the current and non-current portion of finance lease liabilities are included in other accrued expenses and long-term debt, respectively, on the consolidated balance sheets.

The Company has operating and finance leases for corporate offices and certain equipment. Leases have remaining lease terms ranging from one to six years. Certain leases include options to renew in increments of five years; the options to renew are not considered reasonably certain to be exercised at commencement and are not included in the lease term. Some leases have variable payments, however, because they are not based on an index or rate, they are not included in the measurement of ROU assets and operating lease liabilities. Variable payments for real estate leases relate primarily to common area maintenance, insurance and property taxes associated with the properties. These variable payments are expensed as incurred. The Company elected to not separate lease and non-lease components for building and equipment leases. The Company will account for the lease and non-lease components, such as those described above, as a single lease component.

For the year ended December 31, 2020, operating lease expense was $10.9 million, of which $7.1 million was recorded within costs of services and $3.8 million was recorded within general and administrative expenses. For the year ended December 31, 2020, variable lease expense was $1.9 million, of which $1.0 million was recorded within cost of services and $0.9 million was recorded within general and administrative expenses. Short-term and finance lease expense was determined to not be material. In addition, $10.2 million of operating lease ROU assets were obtained in exchange for lease obligations during the year ended December 31, 2020.

For the year ended December 31, 2019, operating lease expense was $11.0 million, of which $7.0 million was recorded within costs of services and $4.0 million was recorded within general and administrative expenses. For the year ended December 31, 2019, variable lease expense was $1.8 million, of which $1.0 million was recorded within cost of services and $0.8 million was recorded within general and administrative expenses. Short-term and finance lease expense was determined to not be material. In addition, $4.0 million of operating lease ROU assets were obtained in exchange for lease obligations during the year ended December 31, 2019.

For the year ended December 31, 2018, fixed rent expense was $10.6 million and variable rent expense was $1.0 million.

Future lease payments due in each of the next five years and thereafter, as of December 31, 2020, in accordance with ASC Topic 842, are presented in the table below:

(in thousands)
2021	$8,395
2022	8,857
2023	8,252
2024	3,669
2025	2,724
Thereafter	5,916
Total lease payments	37,813
Less: Interest	(3,875)
Present value of lease liabilities	$33,938

Weighted average remaining lease terms and discount rates were as follows:

December 31, 2020
Weighted-average remaining lease term
Operating leases	5 years, 4 months
Weighted-average discount rate
Operating leases	6.5%

The discount rate applied to our leases in determining the present value of lease payments is our incremental borrowing rate based on the information available at the commencement date.

Supplemental cash flow information related to leases was as follows:

	For the Year Ended December 31,
(in thousands)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$10,527	$10,961

As of December 31, 2020 and 2019, there were no material lease transactions that we have entered into but have not yet commenced.